Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
18	Related Party Transactions
(a)	The table below sets forth the major related parties and their relationships with the Group:

Related party’s name	Relationship with the Group

Mr. Zhiyi Wang	Father of Mr. Shengcheng Wang, controlling shareholder of the Group before the reorganization

Shenzhen Guang Er Gao Zhi Co., Ltd. (“Shenzhen Guang Er Gao Zhi”)	Shareholder of Mass Media (51%), under the control of Mr. Shengcheng Wang’s parents

Beijing Guang Er Gao Zhi Media Advertising Co., Ltd. (“Beijing Guang Er Gao Zhi”)	Under the control of Mr. Shengcheng Wang’s parents

Guang Er Gao Zhi Film and Television Production Co., Ltd. (“FTP”)	50% controlled by Beijing Guang Er Gao Zhi

Beijing Mass Media Web Media Co., Ltd. (“Beijing Mass Media Web Media”)	Under the control of Mr. Shengcheng Wang’s parents

Mass Media International Advertising Co., Ltd. (Mass Media)	Predecessor of Universal, which was excluded from the Group, effective from December 30, 2007

(b)	Details of significant related party transactions are as follows during the periods presented:

	Year ended December 31, 2011
	2009	2010	2011
	RMB	RMB	RMB
Purchase of advertising time slots from FTP	296,559,920	—	—
Lease office premise to FTP	493,440	493,440	—
Purchase advertising agency service from FTP	—	300,000	—
Sale of used vehicle to Beijing Mass Media Web Media	—	300,000	—
Lease office furniture and equipment from FTP	—	103,000	—

Purchase of advertising time slots from FTP

In December 2007, the Group entered into a framework agreement with FTP, an advertising agency that has secured advertising rights relating to a number of television programs on CCTV. FTP is 50%-owned by CCTV and 50%-owned by Beijing Guang Er Gao Zhi. Beijing Guang Er Gao Zhi is controlled by the parents of Mr. Shengcheng Wang. Under the framework agreement, the Group has obtained the exclusive right from FTP to procure advertisers for the advertising time slots FTP has secured from CCTV, effective from January 1, 2008.

On January 22, 2008, Universal entered into an exclusive advertising service agency contract with FTP to secure exclusive access to some advertising time slots that FTP obtained from CCTV Channel 2 and Channel 4 and paid a guarantee deposit of RMB1,000,000 to FTP. For the year ended December 31, 2009, the purchase of advertising time slots on CCTV Channel 2 and Channel 4 from FTP was RMB66,559,920 and RMB230,000,000, respectively.

(c)	Details of amount due from/to related parties were as follows:

	December 31,
	2009	2010	2011
	RMB	RMB	RMB
Due to Mass Media (Note 1(b))	18,878,848	18,878,848	10,883,700
Accounts payable to FTP	108,189,776	34,358,200	—

The balances due from/to related parties are unsecured, non-interest bearing and have no fixed terms of payment.